7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

May 4, 2018

Via EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Series Fund, Inc.
(File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

On behalf of Voya Series Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 30, 2018 to Voya Global Multi-Asset Fund’s Class A, Class C, Class I, Class O and Class W shares Prospectus, Class R6 shares Prospectus, and Class T shares Prospectus each dated September 29, 2017.

The purpose of the filing is to submit the 497(e) filing dated April 30, 2018 in XBRL for the Voya Global Multi-Asset Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management